Note 14 - Income taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	As of	As of	As of
	December 31,	December 31,	December 31,
	2025	2024	2023

Deferred tax assets
Net operating loss carry forwards	$881,855	$653,290	$247,451
Bad debt allowance	147,403	135,590	113,139
Inventory provision	49,834	49,002	30,109
Unpaid accrued bonus	16,165	15,487	30,628
Lease liabilities	143,646	216,315	81,436
Total deferred tax assets	1,238,903	1,069,684	502,763
Less: Valuation allowance	(1,038,550)	(767,542)	(392,393)
Net deferred tax assets	$200,353	$302,142	$110,370

	As of	As of	As of
	December 31,	December 31,	December 31,
	2025	2024	2023

Deferred tax liabilities
Property and equipment	(26,893)	(19,134)	(25,621)
Right-of-use assets	(173,460)	(283,008)	(84,749)
Total deferred tax liabilities	(200,353)	(302,142)	(110,370)
Total deferred tax assets, net	-	-	-

The roll-forward of valuation allowance of deferred tax assets were as follows:

	For the Years Ended December 31,
	2025	2024	2023

Balance at beginning of the year	$767,542	$392,393	$317,954
Additions	835,257	410,306	168,581
Utilization	(620,410)	(18,884)	-
Reversal	-	-	(86,177)
Exchange rate effect	56,161	(16,273)	(7,965)
Balance at end of the year	$1,038,550	$767,542	$392,393